RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	Transactions involving Tredegar Company Stock consisted of the following during 2025 and 2024:

	2025	2024
Balance, January 1	$4,915,044	$3,800,985
Distributions and sales	(530,041)	(358,514)
Net appreciation (depreciation) in fair value	(259,231)	1,472,573
Balance, December 31	$4,125,772	$4,915,044